UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2007


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2007

[LOGO OF USAA]
   USAA(R)

                                USAA HIGH-YIELD
                                      OPPORTUNITIES Fund

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2007

     ----------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

     We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at (800) 531-8448.

     If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

     For more specific information, please consult your tax adviser.

     ----------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

   Portfolio of Investments                                                 11

   Notes to Portfolio of Investments                                        34

   Financial Statements                                                     38

   Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                             55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "

[PHOTO OF CHRISTOPHER W. CLAUS]      IN INVESTING, AS IN LIFE, QUALITY
                                     TENDS TO STAND THE TEST OF TIME.

                                                    "

                                                                   February 2007
--------------------------------------------------------------------------------

         In investing, as in life, quality tends to stand the test of time. I was reminded of this truth recently when it became clear that in the pursuit of returns, many investors had forgotten the risk side of the investing equation. If I have a choice between quality (lower risk) and the possibility of an outsized return (higher risk), I much prefer quality for the long run.

         Still, it is easy to be tempted when the financial markets offer the perception of reward for limited risk. That was certainly the case throughout the reporting period. Whether it was stocks or corporate bonds, the markets seemed to lull investors into a state of complacency regarding risk.

         Consider first the equity market. For the 12-month period ending December 31, 2006, the S&P 500 Index returned 15.78%, the technology-laden NASDAQ-100 Index returned 7.28%, and the MSCI-World Index returned 20.07%. However, there is reason for caution when we look deeper. Large-cap value stocks beat large-cap growth stocks by a more than 3-to-1 margin during that period (for the year ended December 31, 2006, a total return of 18.28% for the Lipper Large-Cap Value Funds Index versus a return of 4.72% for the Lipper Large-Cap Growth Funds Index) - an unusual difference in magnitude that is likely to correct itself.

         The equity market as a whole also experienced a "junk rally" with lower-quality stocks outperforming higher-quality stocks. As more and more investors bought lower-quality issues, driving up prices, it began to look to me like an unusual game of musical chairs, in which the winner would be the one who walks away rather than the one who remains. Eventually, risk will regain its position in the risk-reward equation - an equation where quality tends to prevail.

         Next, in the fixed-income market, investors continue to deal with the inverted yield curve (where short-term rates are higher than long-term rates).

 . . . C O N T I N U E D
========================--------------------------------------------------------

         While market sentiment is on the side of a rate cut by the Federal Reserve Board (the Fed), I believe the Fed will be reluctant to lower short-term rates until inflation is squarely under control and growing at only about 2% annually.

         Meanwhile, bond investors - hungry for higher yields - have become more complacent about risk and have been willing to pay more for poorer issues, particularly in the high-yield and corporate bond markets. Another concern is the growing appetite of private equity firms for publicly traded companies. These firms are paying stockholders a premium by piling mountains of debt onto bondholders, forcing down bond prices and driving up risk.

         At USAA, we continue to believe that investors should assume risk only when they are being adequately compensated - which does not often happen during periods of market exuberance or turbulence. A diversified portfolio with an asset allocation strategy remains the most effective way to capitalize on the potential for your money to grow over the long term.

         Whatever happens in the months ahead, you can be assured that we will continue working hard for you. Thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. o The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization. o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market. o The Lipper Large-Cap Value Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Value Funds category. o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                    COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]                         [PHOTO OF JULIANNE BASS]
  MATTHEW FREUND, CFA                               JULIANNE BASS, CFA
    USAA Investment Management                        USAA Investment Management
      Company                                           Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         The USAA High-Yield Opportunities Fund returned 8.03% for the six-month period ended January 31, 2007, putting your Fund in the top 34% of its peer group (the average Lipper High Current Yield Fund returned 7.68%). This compares to an 8.46% return for the CSFB Global High Yield Index and a 7.97% return for the Lipper High Current Yield Bond Funds Index. Over the same period, the Fund underperformed the S&P 500 Index, which returned 13.76%, and outperformed the Citigroup 10-year U.S. Treasury Index, which returned 3.26%.

         In January 2007, Julianne Bass began co-managing the Fund. Ms. Bass has 19 years of investment experience, seven of them with USAA Investment Management Company.

         High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, the Fund's long-term total returns should generally fall between these two

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL HIGH CURRENT YIELD FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         REFER TO PAGE 8 FOR DEFINITIONS OF THE CSFB GLOBAL HIGH YIELD INDEX AND THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX.

         THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

         THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM); IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT- GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                               COMPARATIVE RETURNS

                         [CHART OF COMPARATIVE RETURNS]

                                     USAA HIGH-YIELD         CITIGROUP 10-YEAR
                     S&P 500          OPPORTUNITIES            U.S. TREASURY
                      INDEX               FUND                     INDEX
                     ------          ---------------         -----------------
 7/31/2006             0.00%              0.00%                     0.00%
  8/1/2006            -0.45               0.12                      0.01
  8/2/2006             0.16               0.23                      0.20
  8/3/2006             0.33               0.35                      0.30
  8/4/2006             0.26               0.58                      0.68
  8/7/2006            -0.02               0.58                      0.57
  8/8/2006            -0.35               0.58                      0.58
  8/9/2006            -0.75               0.58                      0.48
 8/10/2006            -0.28               0.58                      0.48
 8/11/2006            -0.66               0.58                      0.17
 8/14/2006            -0.54               0.58                     -0.03
 8/15/2006             0.83               0.70                      0.52
 8/16/2006             1.63               0.93                      0.98
 8/17/2006             1.80               0.93                      1.03
 8/18/2006             2.17               1.05                      1.30
 8/21/2006             1.80               1.17                      1.43
 8/22/2006             1.90               1.17                      1.49
 8/23/2006             1.45               1.28                      1.49
 8/24/2006             1.70               1.17                      1.55
 8/25/2006             1.63               1.28                      1.66
 8/28/2006             2.16               1.40                      1.64
 8/29/2006             2.37               1.43                      1.70
 8/30/2006             2.41               1.55                      1.89
 8/31/2006             2.38               1.67                      2.17
  9/1/2006             2.95               1.67                      2.22
  9/4/2006                                                          2.26
  9/5/2006             3.13               1.79                      1.82
  9/6/2006             2.12               1.79                      1.68
  9/7/2006             1.64               1.79                      1.76
  9/8/2006             2.02               1.90                      1.97
 9/11/2006             2.08               1.90                      1.75
 9/12/2006             3.14               2.02                      1.99
 9/13/2006             3.56               2.25                      2.06
 9/14/2006             3.43               2.25                      1.88
 9/15/2006             3.71               2.37                      1.83
 9/18/2006             3.81               2.25                      1.76
 9/19/2006             3.59               2.37                      2.37
 9/20/2006             4.13               2.49                      2.43
 9/21/2006             3.59               2.61                      3.08
 9/22/2006             3.34               2.61                      3.52
 9/25/2006             4.25               2.72                      3.91
 9/26/2006             5.03               2.72                      3.70
 9/27/2006             5.07               2.81                      3.61
 9/28/2006             5.28               2.92                      3.37
 9/29/2006             5.02               2.92                      3.34
 10/2/2006             4.66               3.04                      3.48
 10/3/2006             4.88               3.16                      3.52
 10/4/2006             6.17               3.28                      3.93
 10/5/2006             6.44               3.28                      3.60
 10/6/2006             6.15               3.28                      2.91
 10/9/2006             6.24               3.28                      2.95
10/10/2006             6.46               3.28                      2.54
10/11/2006             6.20               3.28                      2.26
10/12/2006             7.21               3.51                      2.32
10/13/2006             7.43               3.51                      2.13
10/16/2006             7.70               3.63                      2.31
10/17/2006             7.31               3.75                      2.42
10/18/2006             7.47               3.75                      2.52
10/19/2006             7.55               3.75                      2.36
10/20/2006             7.68               3.87                      2.39
10/23/2006             8.35               3.87                      2.13
10/24/2006             8.37               3.87                      2.14
10/25/2006             8.76               3.98                      2.53
10/26/2006             9.30               4.10                      2.96
10/27/2006             8.39               4.18                      3.34
10/30/2006             8.44               4.30                      3.39
10/31/2006             8.44               4.42                      3.96
 11/1/2006             7.66               4.54                      4.33
 11/2/2006             7.65               4.66                      4.04
 11/3/2006             7.42               4.66                      3.12
 11/6/2006             8.64               4.66                      3.20
 11/7/2006             8.88               4.78                      3.59
 11/8/2006             9.14               4.90                      3.82
 11/9/2006             8.58               5.01                      3.86
11/10/2006             8.78               5.13                      4.15
11/13/2006             9.08               5.13                      4.06
11/14/2006             9.79               5.37                      4.38
11/15/2006            10.08               5.25                      4.01
11/16/2006            10.33               5.37                      3.66
11/17/2006            10.45               5.49                      4.09
11/20/2006            10.39               5.49                      4.22
11/21/2006            10.58               5.49                      4.37
11/22/2006            10.85               5.61                      4.47
11/23/2006                                                          4.49
11/24/2006            10.45               5.61                      4.65
11/27/2006             8.95               5.61                      4.79
11/28/2006             9.35               5.65                      5.04
11/29/2006            10.41               5.77                      4.85
11/30/2006            10.50               6.01                      5.43
 12/1/2006            10.19               6.13                      5.68
 12/4/2006            11.17               6.13                      5.67
 12/5/2006            11.62               6.37                      5.61
 12/6/2006            11.50               6.37                      5.32
 12/7/2006            11.06               6.49                      5.29
 12/8/2006            11.27               6.49                      4.75
12/11/2006            11.52               6.49                      5.04
12/12/2006            11.41               6.61                      5.29
12/13/2006            11.56               6.61                      4.61
12/14/2006            12.54               6.61                      4.48
12/15/2006            12.66               6.73                      4.46
12/18/2006            12.30               6.73                      4.56
12/19/2006            12.55               6.73                      4.50
12/20/2006            12.39               6.85                      4.54
12/21/2006            12.00               6.97                      4.93
12/22/2006            11.42               6.97                      4.34
12/26/2006            11.91               6.97                      4.57
12/27/2006            12.72               6.95                      4.15
12/28/2006            12.56               6.95                      3.86
12/29/2006            12.05               7.07                      3.81
  1/2/2007                                                          3.96
  1/3/2007            11.94               7.19                      4.17
  1/4/2007            12.08               7.31                      4.56
  1/5/2007            11.39               7.19                      4.33
  1/8/2007            11.68               7.31                      4.28
  1/9/2007            11.62               7.31                      4.29
 1/10/2007            11.85               7.31                      4.13
 1/11/2007            12.56               7.43                      3.69
 1/12/2007            13.10               7.43                      3.43
 1/15/2007                                                          3.47
 1/16/2007            13.20               7.43                      3.63
 1/17/2007            13.11               7.55                      3.35
 1/18/2007            12.77               7.67                      3.66
 1/19/2007            13.10               7.79                      3.51
 1/22/2007            12.51               7.91                      3.65
 1/23/2007            12.90               7.91                      3.30
 1/24/2007            13.87               8.03                      3.27
 1/25/2007            12.58               8.03                      2.83
 1/26/2007            12.45               8.03                      2.76
 1/29/2007            12.34               8.15                      2.70
 1/30/2007            12.99               8.03                      2.83
 1/31/2007            13.76               8.03                      3.26

                                   [END CHART]

                    *DATA FROM 7/31/06 THROUGH 1/31/07.

         asset classes (see graph). This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

         Investors began the period by focusing on growing geopolitical risks (especially Israel's military actions in Lebanon) and questions about the durability of the economic recovery. These fears quickly gave way to a more optimistic outlook, and stocks and high-yield bonds rallied. At the same time, U.S. corporations continued to benefit from a strong operating environment, benign interest rates, and lower commodity prices. These factors combined to help generate a default rate of less than 2 percent, well below the historic average. The period was also notable for the rising number of debt-financed mergers, acquisitions, and buyouts.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         Because we believe that investors should be adequately compensated for taking on risk, we sought to position the portfolio in sectors with attractive returns and reasonable margins of safety. Whenever possible, we sold securities we believed to be overvalued in favor of issues that were offering attractive returns relative to their perceived risks. We added positions in the commercial printing, health care, and insurance sectors. At the same time, we took gains in the packaging and publishing sectors.

WHAT IS THE OUTLOOK?

         An unusually warm winter might be clouding the short-term economic picture. Typically, cold weather reduces economic activity, so economists often adjust data to make comparisons easier. These "seasonal adjustments" may make the economy look stronger than it is if the weather is warmer than expected. It may take several months before we know if the economy has strengthened as much as current data suggests. In any case, default rates have probably bottomed. If economic growth slows, we are likely to see a jump in defaults, which could result in a decline in the high-yield market.

         In the months  ahead,  investors  should expect most of their return to come from the income provided by the Fund. We believe they should remain disciplined and hold diversified portfolios through all market conditions. We also believe high-yield securities, which have characteristics of both stocks and higher-quality bonds, should remain attractive and help in these diversification efforts. We thank you for your investment in the Fund.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-33.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND
(Ticker Symbol: USHYX)

OBJECTIVE
--------------------------------------------------------------------------------

         Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

--------------------------------------------------------------------------------
                                       1/31/07                       7/31/06
--------------------------------------------------------------------------------
Net Assets                          $585.4 Million                $453.3 Million
Net Asset Value Per Share               $8.96                         $8.58

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/07
--------------------------------------------------------------------------------

7/31/06 TO 1/31/07*        1 YEAR       5 YEARS       SINCE INCEPTION ON 8/02/99
       8.03%               10.62%        9.17%                   7.47%

*TOTAL RETURNS  FOR  PERIODS  OF LESS  THAN  ONE  YEAR ARE  NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  CSFB GLOBAL          USAA HIGH-YIELD         LIPPER HIGH CURRENT
                  HIGH YIELD            OPPORTUNITIES            YIELD BOND FUNDS
                     INDEX                   FUND                     INDEX
                  ----------           ---------------         --------------------
 7/31/99          $10,000.00             $10,000.00                 $10,000.00
 8/31/99            9,911.00              10,088.81                   9,898.54
 9/30/99            9,834.69              10,114.01                   9,821.40
10/31/99            9,786.50              10,166.71                   9,793.07
11/30/99            9,919.59              10,396.53                   9,965.61
12/31/99           10,039.62              10,519.82                  10,085.58
 1/31/00            9,999.46              10,516.84                  10,036.01
 2/29/00           10,061.46              10,659.16                  10,107.21
 3/31/00            9,910.54              10,511.17                   9,932.23
 4/30/00            9,895.67              10,614.37                   9,888.91
 5/31/00            9,737.34              10,513.67                   9,712.87
 6/30/00            9,955.45              10,765.76                   9,892.66
 7/31/00           10,049.04              10,779.59                   9,910.39
 8/31/00           10,116.36              10,836.12                   9,962.20
 9/30/00           10,023.29              10,736.58                   9,815.60
10/31/00            9,711.57              10,411.45                   9,480.12
11/30/00            9,328.93              10,026.74                   8,950.88
12/31/00            9,516.45              10,313.78                   9,106.15
 1/31/01           10,086.48              11,121.40                   9,710.33
 2/28/01           10,188.35              11,187.28                   9,741.03
 3/31/01            9,985.61              10,840.77                   9,417.86
 4/30/01            9,881.76              10,767.02                   9,294.39
 5/31/01           10,079.39              11,026.99                   9,394.90
 6/30/01            9,923.16              10,898.84                   9,118.24
 7/31/01           10,029.34              11,068.34                   9,171.67
 8/31/01           10,169.75              11,189.75                   9,212.32
 9/30/01            9,528.04              10,502.05                   8,561.83
10/31/01            9,745.28              10,852.31                   8,757.67
11/30/01           10,060.05              11,248.54                   9,035.83
12/31/01           10,066.09              11,121.70                   9,011.42
 1/31/02           10,159.70              11,069.25                   9,033.11
 2/28/02           10,087.57              10,756.10                   8,873.48
 3/31/02           10,318.57              11,044.46                   9,049.10
 4/30/02           10,482.64              10,873.54                   9,143.72
 5/31/02           10,445.95              10,780.36                   9,051.96
 6/30/02           10,081.38              10,229.56                   8,542.32
 7/31/02            9,793.06               9,883.93                   8,262.30
 8/31/02            9,920.37              10,085.32                   8,404.55
 9/30/02            9,798.35              10,071.43                   8,287.61
10/31/02            9,738.58               9,916.19                   8,235.17
11/30/02           10,253.75              10,486.44                   8,709.89
12/31/02           10,378.84              10,603.70                   8,794.52
 1/31/03           10,661.15              10,859.90                   8,989.01
 2/28/03           10,818.93              10,940.45                   9,109.47
 3/31/03           11,095.90              11,172.03                   9,336.87
 4/30/03           11,661.79              11,774.18                   9,795.28
 5/31/03           11,830.88              12,003.33                   9,911.78
 6/30/03           12,176.34              12,310.53                  10,178.84
 7/31/03           12,077.72              12,241.45                  10,100.37
 8/31/03           12,212.99              12,381.11                  10,236.00
 9/30/03           12,546.40              12,721.72                  10,484.55
10/31/03           12,802.35              12,953.90                  10,719.81
11/30/03           12,977.74              13,109.53                  10,844.01
12/31/03           13,277.53              13,415.73                  11,112.49
 1/31/04           13,535.11              13,719.97                  11,290.81
 2/29/04           13,541.88              13,681.32                  11,268.73
 3/31/04           13,632.61              13,756.48                  11,311.71
 4/30/04           13,613.52              13,710.74                  11,286.02
 5/31/04           13,398.43              13,506.69                  11,111.62
 6/30/04           13,606.10              13,669.35                  11,267.08
 7/31/04           13,780.26              13,763.99                  11,356.89
 8/31/04           14,004.88              13,993.05                  11,542.23
 9/30/04           14,217.75              14,189.15                  11,702.44
10/31/04           14,462.30              14,419.49                  11,910.64
11/30/04           14,645.97              14,601.39                  12,079.70
12/31/04           14,865.66              14,834.21                  12,261.89
 1/31/05           14,862.69              14,804.54                  12,231.69
 2/28/05           15,058.87              14,988.23                  12,418.61
 3/31/05           14,698.97              14,704.38                  12,089.21
 4/30/05           14,553.45              14,590.85                  11,947.96
 5/31/05           14,732.46              14,742.51                  12,139.42
 6/30/05           14,978.49              14,985.29                  12,334.76
 7/31/05           15,183.69              15,189.99                  12,526.31
 8/31/05           15,262.04              15,328.33                  12,585.82
 9/30/05           15,114.61              15,177.03                  12,504.10
10/31/05           14,972.43              15,051.14                  12,401.02
11/30/05           15,075.08              15,158.29                  12,514.01
12/31/05           15,200.88              15,324.31                  12,629.43
 1/31/06           15,396.32              15,514.95                  12,792.31
 2/28/06           15,550.28              15,656.42                  12,899.55
 3/31/06           15,670.02              15,724.80                  12,952.31
 4/30/06           15,775.01              15,809.95                  13,026.95
 5/31/06           15,817.60              15,811.77                  12,998.47
 6/30/06           15,729.02              15,738.99                  12,925.94
 7/31/06           15,864.29              15,886.47                  13,024.58
 8/31/06           16,084.80              16,151.48                  13,201.97
 9/30/06           16,285.86              16,350.91                  13,347.91
10/31/06           16,510.61              16,588.97                  13,540.84
11/30/06           16,811.10              16,841.64                  13,774.63
12/31/06           17,011.15              17,010.11                  13,913.58
 1/31/07           17,206.78              17,162.59                  14,062.62

                                   [END CHART]

         *DATA FROM 7/31/99 THROUGH 1/31/07.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

         o The Credit Suisse First Boston (CSFB) Global High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

         o The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

         *THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX AND
          THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH, JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                                TOP 10 HOLDINGS*
                                (% of Net Assets)
--------------------------------------------------------------------------------

Iron Mountain, Inc., Senior Subordinated Notes                              1.6%

Kansas City Southern de Mexico, S.A. de C.V., Senior Notes                  1.5%

Ford Motor Credit Co., Notes                                                1.1%

United Airlines, Pass-Through Certificates, Series 2000-1                   1.1%

Leucadia National Corp., Senior Subordinated Notes                          1.0%

American Airlines, Inc., Pass-Through Certificates, Series 2001-1,
   Class A-2, EETC                                                          0.9%

Qwest Capital Funding, Inc., Notes                                          0.9%

United Airlines, Pass-Through Certificates, Series 2000-1, Class A-1        0.9%

Pilgrim's Pride Corp., Senior Subordinated Notes                            0.8%

Williams Scotsman, Inc., Senior Notes                                       0.8%

--------------------------------------------------------------------------------

*EXCLUDES MONEY MARKET  INSTRUMENTS  AND SHORT-TERM  INVESTMENTS  PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                SECTOR ASSET ALLOCATION
                       1/31/2007

        [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                        22.2%
Financials                                    18.1%
Industrials                                   16.9%
Materials                                     10.9%
Energy                                         6.7%
Consumer Staples                               6.3%
Health Care                                    5.9%
Telecommunication Services                     4.6%
Information Technology                         4.3%
Utilities                                      2.6%
Short-Term Investments*                        2.4%

                      [END CHART]

*INCLUDES MONEY  MARKET INSTRUMENTS  AND SHORT-TERM  INVESTMENTS  PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE         MATURITY       (000)
--------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (69.7%)

              CONSUMER DISCRETIONARY (19.5%)
              ------------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (2.1%)
    $  250    Hanesbrands, Inc., Senior Notes(a)                       8.73%      12/15/2014    $    257
     1,000    Jostens IH Corp., Senior Subordinated Notes              7.63       10/01/2012       1,025
              Kellwood Co.,
     1,300       Debentures                                            7.63       10/15/2017       1,189
     3,750       Senior Notes                                          7.88        7/15/2009       3,811
              Levi Strauss & Co.,
     2,000       Senior Notes                                         10.11(b)     4/01/2012       2,050
     2,000       Senior Notes                                          9.75        1/15/2015       2,170
       600    Oxford Industries, Inc., Senior Notes                    8.88        6/01/2011         621
     1,000    Quiksilver, Inc., Senior Notes                           6.88        4/15/2015         980
                                                                                                --------
                                                                                                  12,103
                                                                                                --------
              AUTO PARTS & EQUIPMENT (1.5%)
     2,000    Arvinmeritor, Inc., Senior Unsecured Notes               8.13        9/15/2015       1,980
     2,000    Federal-Mogul Corp., Notes                               7.75        7/01/2006(c)    1,560
              Metaldyne Corp.,
     1,000       Senior Notes(d)                                      10.00       11/01/2013       1,005
     1,000       Senior Subordinated Notes                            11.00        6/15/2012         945
              Tenneco Automotive, Inc.,
     2,000       Senior Secured Notes, Series B                       10.25        7/15/2013       2,195
       200       Senior Subordinated Notes                             8.63       11/15/2014         208
     1,000    Titan International, Inc., Senior Notes(a)               8.00        1/15/2012       1,012
                                                                                                --------
                                                                                                   8,905
                                                                                                --------
              BROADCASTING & CABLE TV (4.7%)
     2,500    CCH I, LLC, Senior Secured Notes                        11.00       10/01/2015       2,581
              CCO Holdings, LLC,
       500       Senior Notes                                          9.49(b)    12/15/2010         514
     1,000       Senior Notes                                          8.75       11/15/2013       1,033
     3,646    Charter Communications Holdings II,
                 Senior Notes                                         10.25        9/15/2010       3,801
     4,500    Charter Communications Holdings, LLC,
                 Senior Notes                                          8.63        4/01/2009       4,399
     2,000    Charter Communications Operating, LLC,
                 Senior Notes(a)                                       8.00        4/30/2012       2,085
     4,000    Insight Communications, Inc., Senior
                 Discount Notes                                       12.25        2/15/2011       4,200
     2,000    LIN Television Corp., Senior Subordinated
                 Notes-Class B                                         6.50        5/15/2013       1,937

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              Mediacom Broadband, LLC,
    $1,000       Senior Notes                                          7.88%     2/15/2011      $  1,008
     1,500       Senior Notes                                          8.50     10/15/2015         1,526
     2,500       Senior Notes(a)                                       8.50     10/15/2015         2,537
     2,000    Univision Communications, Inc., Senior Notes             7.85      7/15/2011         2,059
                                                                                                --------
                                                                                                  27,680
                                                                                                --------
              CASINOS & GAMING (3.4%)
     1,000    French Lick Resorts & Casinos, Notes(a)                 10.75      4/15/2014           933
     3,000    Inn of the Mountain Gods, Senior Notes                  12.00     11/15/2010         3,289
     4,000    Jacobs Entertainment, Inc., Senior
                 Unsecured Notes                                       9.75      6/15/2014         4,135
              MGM Mirage,
     3,000       Senior Notes                                          6.75      4/01/2013         2,962
     1,000       Senior Notes                                          7.63      1/15/2017         1,010
              Mohegan Tribal Gaming Auth.,
       250       Senior Notes                                          6.13      2/15/2013           248
     1,000       Senior Subordinated Notes                             6.88      2/15/2015         1,007
     1,860    Pokagon Gaming Auth., Senior Notes(a)                   10.38      6/15/2014         2,051
              Snoqualmie Entertainment Auth.,
       500       Senior Notes(a)                                       9.15(b)   2/01/2014           506
       500       Senior Notes(a)                                       9.13      2/01/2015           509
     2,000    Turning Stone Resort Casino, Senior Notes(a)             9.13      9/15/2014         2,065
     1,000    Wynn Las Vegas, LLC, Notes                               6.63     12/01/2014           996
                                                                                                --------
                                                                                                  19,711
                                                                                                --------
              CATALOG RETAIL (0.3%)
     1,500    Harry & David Operations Corp., Senior Notes             9.00      3/01/2013         1,496
                                                                                                --------
              DISTRIBUTORS (0.1%)
       750    Adesa, Inc., Senior Subordinated Notes                   7.63      6/15/2012           769
                                                                                                --------
              HOME FURNISHINGS (0.9%)
       500    Interface, Inc., Senior Notes                           10.38      2/01/2010           558
     2,500    Sealy Mattress Co., Senior Subordinated Notes            8.25      6/15/2014         2,644
     2,000    Simmons Co., Senior Subordinated Notes(d)                7.88      1/15/2014         2,067
                                                                                                --------
                                                                                                   5,269
                                                                                                --------
              HOMEBUILDING (0.1%)
     1,000    William Lyon Homes, Inc., Senior Secured Notes           7.63     12/15/2012           890
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              HOUSEHOLD APPLIANCES (0.4%)
    $2,000    Stanley Works Capital Trust I, Bonds                     5.90%    12/01/2045(t)   $  1,854
       427    Windmere-Durable Holdings, Inc., Senior
                 Subordinated Notes                                   10.00      7/31/2008           427
                                                                                                --------
                                                                                                   2,281
                                                                                                --------
              HOUSEWARES & SPECIALTIES (0.2%)
     1,000    Ames True Temper Inc., Senior Notes                      9.36(b)   1/15/2012         1,028
                                                                                                --------
              LEISURE FACILITIES (0.7%)
     4,475    Town Sports International Holdings, Inc.,
                 Senior Discount Notes, 11.00%, 2/01/2009             10.23(e)   2/01/2014         4,028
                                                                                                --------
              LEISURE PRODUCTS (0.2%)
     1,000    Riddell Bell Holdings, Inc., Senior
                 Subordinated Notes                                    8.38     10/01/2012         1,005
                                                                                                --------
              MOVIES & ENTERTAINMENT (0.9%)
     3,000    Cinemark, Inc., Senior Discount
                 Notes, 9.75%, 3/15/2009                               8.90(e)   3/15/2014         2,663
     2,250    Lodgenet Entertainment Corp., Senior
                 Subordinated Notes                                    9.50      6/15/2013         2,424
                                                                                                --------
                                                                                                   5,087
                                                                                                --------
              PUBLISHING (2.0%)
     1,700    Advanstar Communications, Inc., Second
                 Priority Senior Secured Exchange Notes               10.75      8/15/2010         1,836
     4,000    American Media Operations, Inc., Senior
                 Subordinated Notes, Series B                         10.25      5/01/2009         3,860
     1,000    Network Communications, Inc., Senior Notes              10.75     12/01/2013         1,032
     2,000    Penton Media, Inc., Senior Subordinated Notes           10.38      6/15/2011         2,095
     3,000    Primedia, Inc., Senior Notes                             8.88      5/15/2011         3,060
                                                                                                --------
                                                                                                  11,883
                                                                                                --------
              RESTAURANTS (0.7%)
     2,000    Friendly Ice Cream Corp., Senior Notes                   8.38      6/15/2012         1,938
     2,000    Landry's Restaurants, Inc., Senior Notes                 7.50     12/15/2014         1,972
       250    Sbarro, Inc., Senior Notes(a)                           10.38      2/01/2015           255
                                                                                                --------
                                                                                                   4,165
                                                                                                --------
              SPECIALIZED CONSUMER SERVICES (0.4%)
     2,100    Service Corp. International, Senior Notes                7.63     10/01/2018         2,213
                                                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.4%)
    $2,250    Petro Stopping Centers, LP, Senior Notes                 9.00%     2/15/2012      $  2,351
                                                                                                --------
              TIRES & RUBBER (0.5%)
     2,925    Goodyear Tire & Rubber Co.,
                 Senior Secured Notes                                 11.00      3/01/2011         3,232
                                                                                                --------
              Total Consumer Discretionary                                                       114,096
                                                                                                --------
              CONSUMER STAPLES (4.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.5%)
     3,000    Southern States Cooperative, Inc.,
                 Senior Notes(a)                                      10.50     11/01/2010         3,146
                                                                                                --------
              DISTILLERS & VINTNERS (0.4%)
     2,000    Constellation Brands, Inc., Senior Notes                 7.25      9/01/2016         2,054
                                                                                                --------
              DRUG RETAIL (0.3%)
     1,500    Rite Aid Corp., Senior Secured Notes                     8.13      5/01/2010         1,541
                                                                                                --------
              HOUSEHOLD PRODUCTS (0.6%)
     3,650    JohnsonDiversey Holdings Inc., Senior
                 Discount Notes, 10.67%, 5/15/2007                     9.10(e)   5/15/2013         3,705
                                                                                                --------
              PACKAGED FOODS & MEAT (1.9%)
              Del Monte Corp.,
     1,500       Senior Subordinated Notes                             8.63     12/15/2012         1,584
       500       Senior Subordinated Notes                             6.75      2/15/2015           496
     3,000    Michael Foods, Inc., Senior
                 Subordinated Notes                                    8.00     11/15/2013         3,075
     5,000    Pilgrim's Pride Corp., Senior
                 Subordinated Notes                                    8.38      5/01/2017         4,938
     1,175    Reddy Ice Holdings, Inc., Senior
                 Discount Notes, 10.50%, 11/01/2008                    9.19(e)  11/01/2012         1,052
                                                                                                --------
                                                                                                  11,145
                                                                                                --------
              PERSONAL PRODUCTS (0.6%)
     1,100    Chattem, Inc., Senior Subordinated Notes                 7.00      3/01/2014         1,096
       750    Del Laboratories, Inc., Senior
                 Subordinated Notes                                    8.00      2/01/2012           711
       750    Elizabeth Arden, Inc., Senior
                 Subordinated Notes                                    7.75      1/15/2014           761

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
   $   652    Jafra Cosmetics International, Inc.,
                 Senior Subordinated Notes                            10.75%     5/15/2011      $    698
                                                                                                --------
                                                                                                   3,266
                                                                                                --------
              TOBACCO (0.3%)
     2,000    Universal Corp., MTN, Series C                           5.20     10/15/2013         1,845
                                                                                                --------
              Total Consumer Staples                                                              26,702
                                                                                                --------
              ENERGY (5.5%)
              -------------
              COAL & CONSUMABLE FUELS (0.6%)
              Peabody Energy Corp.,
       500       Senior Notes                                          5.88      4/15/2016           480
       500       Senior Notes                                          7.38     11/01/2016           525
     2,000       Senior Notes                                          7.88     11/01/2026         2,135
       500       Senior Notes, Series B                                6.88      3/15/2013           508
                                                                                                --------
                                                                                                   3,648
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
     2,000    Basic Energy Services, Inc., Senior Notes                7.13      4/15/2016         1,940
     1,000    Hanover Compressor Co., Senior Notes                     7.50      4/15/2013         1,003
       222    Hanover Equipment Trust, Senior Secured
                 Notes, Series 2001A                                   8.50      9/01/2008           225
                                                                                                --------
                                                                                                   3,168
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
       500    Berry Petroleum Co., Senior Subordinated Notes           8.25     11/01/2016           495
     2,000    Chaparral Energy, Inc., Senior Notes                     8.50     12/01/2015         1,980
     2,250    Energy Partners Ltd., Senior Unsecured Notes             8.75      8/01/2010         2,301
     1,000    Pogo Producing Co., Senior Subordinated Notes            6.88     10/01/2017           948
     2,000    Sabine Pass LNG, LP, Secured Notes(a)                    7.25     11/30/2013         1,967
     2,000    Southwestern Energy Co., MTN                             7.63      5/01/2027(f)      2,070
     1,000    Whiting Petroleum Corp., Senior
                 Subordinated Notes                                    7.25      5/01/2013           997
                                                                                                --------
                                                                                                  10,758
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.8%)
     2,133    Amerigas Partners, LP, Senior
                 Unsecured Notes, Series B                             7.25      5/20/2015         2,114
     2,500    MarkWest Energy Partners LP,
                 Senior Notes(a)                                       8.50      7/15/2016         2,591
                                                                                                --------
                                                                                                   4,705
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (1.7%)
    $2,000    El Paso Corp., Senior Debentures                         6.50%     6/01/2008      $  2,017
       750    OMI Corp., Senior Notes                                  7.63     12/01/2013           765
       500    Overseas Shipholding Group, Inc., Senior Notes           8.25      3/15/2013           528
     1,000    Pacific Energy Partners, LP, Senior Notes                7.13      6/15/2014         1,034
     2,000    Targa Resources, Inc., Senior Notes(a)                   8.50     11/01/2013         2,015
     2,000    Tennessee Gas Pipeline Co., Debentures                   7.00     10/15/2028         2,087
       500    Transcontinental Gas Pipeline Corp.,
                 Senior Notes, Series B                                8.88      7/15/2012           568
              Williams Partners LP Finance Corp.,
       500       Senior Notes(a)                                       7.50      6/15/2011           525
       250       Senior Notes(a)                                       7.25      2/01/2017           259
                                                                                                --------
                                                                                                   9,798
                                                                                                --------
              Total Energy                                                                        32,077
                                                                                                --------
              FINANCIALS (8.9%)
              -----------------
              CONSUMER FINANCE (2.9%)
              Ford Motor Credit Co.,
     6,000       Notes                                                 9.81(b)   4/15/2012         6,525
     2,000       Senior Notes                                          4.95      1/15/2008         1,971
              General Motors Acceptance Corp.,
     2,000       Notes                                                 6.13      8/28/2007         2,001
     4,000       Notes                                                 6.75     12/01/2014         4,064
     1,000    Nelnet, Inc., Notes                                      7.40      9/29/2036(t)      1,026
     2,000    Refco Finance Holdings, LLC, Senior
                 Subordinated Notes(c),(g)                             9.00      8/01/2012         1,237
                                                                                                --------
                                                                                                  16,824
                                                                                                --------
              LIFE & HEALTH INSURANCE (0.7%)
     1,000    Americo Life, Inc., Senior Notes(a)                      7.88      5/01/2013         1,003
     2,000    Great-West Life & Annuity
                 Insurance Co., Bonds(a)                               7.15      5/16/2046(t)      2,120
     1,000    Lincoln National Corp., Bonds                            7.00      5/17/2066(t)      1,059
                                                                                                --------
                                                                                                   4,182
                                                                                                --------
              MULTI-LINE INSURANCE (1.5%)
     2,550    AFC Capital Trust I, Guaranteed Notes,
                 Series B                                              8.21      2/03/2027         2,700
     1,000    Farmers Exchange Capital, Surplus Notes(a)               7.05      7/15/2028         1,037
     1,700    Farmers Insurance Exchange, Surplus Notes(a)             8.63      5/01/2024         2,041

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
    $2,000    Oil Casualty Insurance Ltd., Subordinated
                 Debentures(a)                                         8.00%     9/15/2034      $  1,991
     1,000    Oil Insurance Ltd., Notes(a)                             7.56              -(t)      1,036
                                                                                                --------
                                                                                                   8,805
                                                                                                --------
              MULTI-SECTOR HOLDINGS (1.8%)
              Leucadia National Corp.,
     4,250       Senior Notes                                          7.00      8/15/2013         4,282
     5,775       Senior Subordinated Notes                             8.65      1/15/2027         6,035
                                                                                                --------
                                                                                                  10,317
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (1.5%)
     2,000    Fidelity National Title Group, Inc., Notes               7.30      8/15/2011         2,069
     2,000    First American Capital Trust I, Cumulative
                 Trust Preferred Securities                            8.50      4/15/2012         2,138
     1,500    Kingsway America, Inc., Senior Notes                     7.50      2/01/2014         1,532
     1,000    Ohio Casualty Corp., Notes                               7.30      6/15/2014         1,061
     2,000    Zenith National Insurance Capital Trust,
                 Guaranteed Notes(a),(h)                               8.55      8/01/2028         2,070
                                                                                                --------
                                                                                                   8,870
                                                                                                --------
              REITs - MORTGAGE (0.1%)
       500    Thornburg Mortgage, Inc., Senior Notes                   8.00      5/15/2013           503
                                                                                                --------
              REITs - SPECIALIZED (0.2%)
              Host Marriott, LP,
       500       Senior Notes                                          7.13     11/01/2013           509
     1,000       Senior Notes                                          6.38      3/15/2015           980
                                                                                                --------
                                                                                                   1,489
                                                                                                --------
              SPECIALIZED FINANCE (0.2%)
     1,000    Financial Security Assurance Holdings Ltd.,
                 Junior Subordinated Notes(a)                          6.40     12/15/2066(t)      1,005
                                                                                                --------
              Total Financials                                                                    51,995
                                                                                                --------
              HEALTH CARE (5.5%)
              ------------------
              HEALTH CARE DISTRIBUTORS (0.5%)
     2,575    Ameripath, Inc., Senior Subordinated Notes              10.50      4/01/2013         2,800
                                                                                                --------
              HEALTH CARE EQUIPMENT (0.1%)
     1,000    Medquest, Inc., Senior Subordinated Notes,
                 Series B                                             11.88      8/15/2012           890
                                                                                                --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (2.5%)
    $  500    Community Health Systems, Inc., Senior
                 Subordinated Notes                                    6.50%    12/15/2012      $    500
              HCA, Inc.,
     2,000       Secured Notes(a)                                      9.13     11/15/2014         2,140
     2,000       Secured Notes(a),(d)                                  9.25     11/15/2016         2,145
     2,000    HealthSouth Corp., Senior Notes(a)                      11.35(b)   6/15/2014         2,230
     2,000    IASIS Healthcare, LLC, Senior
                 Subordinated Notes                                    8.75      6/15/2014         2,053
     1,000    Select Medical Corp., Senior
                 Subordinated Notes                                    7.63      2/01/2015           901
     4,000    Tenet Healthcare Corp., Senior Notes                     6.38     12/01/2011         3,710
     1,000    Vanguard Health Holding Co. II, LLC, Senior
                 Subordinated Notes                                    9.00     10/01/2014         1,030
                                                                                                --------
                                                                                                  14,709
                                                                                                --------
              HEALTH CARE SERVICES (1.6%)
     2,000    Alliance Imaging, Inc., Senior
                 Subordinated Notes                                    7.25     12/15/2012         1,945
     2,250    AMR Holdco, Inc., Senior Subordinated Notes             10.00      2/15/2015         2,483
       500    Omnicare, Inc., Senior Subordinated Notes                6.88     12/15/2015           498
     2,000    Psychiatric Solutions, Inc., Senior
                 Subordinated Notes                                    7.75      7/15/2015         2,020
     2,000    US Oncology, Inc., Senior Subordinated Notes            10.75      8/15/2014         2,240
                                                                                                --------
                                                                                                   9,186
                                                                                                --------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
       500    Fisher Scientific International, Inc.,
                 Senior Subordinated Notes                             6.75      8/15/2014           512
                                                                                                --------
              MANAGED HEALTH CARE (0.2%)
     1,000    Highmark, Inc., Senior Notes(a)                          6.80      8/15/2013         1,044
                                                                                                --------
              PHARMACEUTICALS (0.5%)
     2,761    Warner Chilcott Corp., Senior
                 Subordinated Notes                                    8.75      2/01/2015         2,878
                                                                                                --------
              Total Health Care                                                                   32,019
                                                                                                --------
              INDUSTRIALS (11.1%)
              -------------------
              AEROSPACE & DEFENSE (1.1%)
     2,000    BE Aerospace, Inc., Senior Subordinated
                 Notes, Series B                                       8.88      5/01/2011         2,085

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
    $3,000    DRS Technologies, Inc., Senior
                 Subordinated Notes                                    6.88%    11/01/2013      $  3,008
     1,250    K & F Acquisition, Inc., Senior
                 Subordinated Notes                                    7.75     11/15/2014         1,300
                                                                                                --------
                                                                                                   6,393
                                                                                                --------
              AIR FREIGHT & LOGISTICS (0.8%)
     4,985    Park Ohio Industries, Inc., Senior
                 Subordinated Notes                                    8.38     11/15/2014         4,811
                                                                                                --------
              AIRLINES (0.4%)
     2,000    Continental Airlines, Inc., Notes                        8.75     12/01/2011         2,015
                                                                                                --------
              BUILDING PRODUCTS (1.0%)
              Esco Corp.,
       250       Senior Notes(a)                                       8.63     12/15/2013           260
     2,000       Senior Notes(a)                                       9.24(b)  12/15/2013         2,075
     2,500    Nortek, Inc., Senior Subordinated Notes                  8.50      9/01/2014         2,500
     1,000    USG Corp., Notes(a)                                      6.30     11/15/2016         1,002
                                                                                                --------
                                                                                                   5,837
                                                                                                --------
              COMMERCIAL PRINTING (0.7%)
     4,000    Idearc, Inc., Senior Notes(a)                            8.00     11/15/2016         4,090
                                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.2%)
     4,000    Case Corp., Notes                                        7.25      1/15/2016         4,100
              Manitowoc Co., Inc.,
     2,300       Senior Notes                                          7.13     11/01/2013         2,323
       650       Senior Subordinated Notes                            10.50      8/01/2012           705
     2,000    Neff Rental, LLC, Senior Notes                          11.25      6/15/2012         2,223
     1,000    Terex Corp., Senior Subordinated Notes                   7.38      1/15/2014         1,025
              United Rentals North America, Inc.,
     4,000       Senior Notes(h)                                       6.50      2/15/2012         3,950
     4,000       Senior Subordinated Notes(d)                          7.75     11/15/2013         4,035
                                                                                                --------
                                                                                                  18,361
                                                                                                --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (2.2%)
     2,000    Aramark Corp., Senior Notes(a)                           8.50      2/01/2015         2,050
       500    Brickman Group Ltd., Senior Subordinated
                 Notes, Series B                                      11.75     12/15/2009           534
     1,000    Education Management, LLC, Senior Notes                  8.75      6/01/2014         1,055
     1,000    Geo Group, Inc., Senior Notes                            8.25      7/15/2013         1,040

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
    $1,500    Knowledge Learning Corp., Senior
                 Subordinated Notes(a)                                 7.75%     2/01/2015      $  1,466
       600    Mac-Gray Corp., Senior Notes                             7.63      8/15/2015           615
     1,250    Mobile Services Group, Inc., Senior Notes (a)            9.75      8/01/2014         1,322
     4,705    Williams Scotsman, Inc., Senior Notes                    8.50     10/01/2015         4,911
                                                                                                --------
                                                                                                  12,993
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
       500    Baldor Electric Co., Senior Notes                        8.63      2/15/2017           518
     1,000    RBS Global, Inc., Senior Notes(a),(i)                    8.88      9/01/2016         1,000
     1,500    UCAR Finance, Inc., Senior Notes                        10.25      2/15/2012         1,577
                                                                                                --------
                                                                                                   3,095
                                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
              Allied Waste North America, Inc.,
     1,000       Senior Notes                                          7.88      4/15/2013         1,035
     2,000       Senior Notes, Series B                                8.50     12/01/2008         2,090
     1,000       Senior Notes, Series B                                7.25      3/15/2015         1,006
                                                                                                --------
                                                                                                   4,131
                                                                                                --------
              TRUCKING (0.5%)
     3,000    Avis Budget Car Rental LLC, Senior Notes (a)             7.63      5/15/2014         2,985
                                                                                                --------
              Total Industrials                                                                   64,711
                                                                                                --------
              INFORMATION TECHNOLOGY (3.3%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (2.8%)
     9,000    Iron Mountain, Inc., Senior Subordinated Notes           7.75      1/15/2015         9,214
              SunGard Data Systems, Inc.,
     3,000       Senior Notes                                          3.75      1/15/2009         2,865
     4,000       Senior Subordinated Notes                            10.25      8/15/2015         4,340
                                                                                                --------
                                                                                                  16,419
                                                                                                --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
     1,750    Itron, Inc., Senior Subordinated Notes                   7.75      5/15/2012         1,816
                                                                                                --------
              SEMICONDUCTORS (0.2%)
     1,000    Freescale Semiconductor, Inc., Senior Notes(a)           8.88     12/15/2014         1,000
                                                                                                --------
              SYSTEMS SOFTWARE (0.0%)(j)
       250    Alion Science and Technology, Senior
                 Unsecured Notes(a),(i)                               10.25      2/01/2015           252
                                                                                                --------
              Total Information Technology                                                        19,487
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (6.5%)
              ----------------
              COMMODITY CHEMICALS (0.9%)
    $  750    Equistar Chemical Co., Senior Unsecured
                 Notes                                                10.63%     5/01/2011      $    799
              Lyondell Chemical Co.,
     1,250       Senior Subordinated Notes                            10.88      5/01/2009         1,269
     1,500       Senior Unsecured Notes                                8.00      9/15/2014         1,567
     1,500       Senior Unsecured Notes                                8.25      9/15/2016         1,597
                                                                                                --------
                                                                                                   5,232
                                                                                                --------
              CONSTRUCTION MATERIALS (0.9%)
     2,000    Mueller Group, Inc., Senior
                 Subordinated Notes                                   10.00      5/01/2012         2,175
     2,250    Mueller Holdings, Inc., Senior Discount
                 Notes, 14.75%, 4/15/2009                              9.61(e)   4/15/2014         2,047
     1,000    Panolam Industries International, Inc.,
                 Senior Subordinated Notes (a)                        10.75     10/01/2013         1,063
                                                                                                --------
                                                                                                   5,285
                                                                                                --------
              DIVERSIFIED CHEMICALS (0.7%)
              Huntsman International, LLC,
       500       Senior Subordinated Notes(a)                          7.88     11/15/2014           519
     3,500       Senior Subordinated Notes(a)                          7.38      1/01/2015         3,596
                                                                                                --------
                                                                                                   4,115
                                                                                                --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
              Mosaic Co.,
       250       Senior Notes (a)                                      7.38     12/01/2014           254
       250       Senior Notes (a)                                      7.63     12/01/2016           256
                                                                                                --------
                                                                                                     510
                                                                                                --------
              METAL & GLASS CONTAINERS (1.1%)
     3,000    Crown Americas, LLC, Senior Notes                        7.75     11/15/2015         3,116
     2,000    Graham Packaging Co., L.P., Senior Notes                 8.50     10/15/2012         2,040
     1,000    Owens Brockway Glass Container, Inc.,
                 Senior Notes                                          6.75     12/01/2014           993
       500    Pliant Corp., Senior Secured Notes                      11.13      9/01/2009           501
                                                                                                --------
                                                                                                   6,650
                                                                                                --------
              PAPER PACKAGING (0.4%)
       250    Graphic Packaging Corp., Senior
                 Subordinated Notes                                    8.63      2/15/2012           250
     2,000    Graphic Packaging International, Inc.,
                 Senior Subordinated Notes                             9.50      8/15/2013         2,133
                                                                                                --------
                                                                                                   2,383
                                                                                                --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.4%)
    $1,000    Boise Cascade, LLC, Senior
                 Subordinated Notes                                    7.13%    10/15/2014      $    978
     1,000    NewPage Corp., Senior Secured
                 Notes, Series A                                      10.00      5/01/2012         1,090
                                                                                                --------
                                                                                                   2,068
                                                                                                --------
              SPECIALTY CHEMICALS (1.0%)
     1,000    Nalco Co., Senior Subordinated Notes                     8.88     11/15/2013         1,069
     2,500    PQ Corp., Senior Subordinated Notes                      7.50      2/15/2013         2,500
              Rockwood Specialties Group, Inc.,
       365       Senior Subordinated Notes                            10.63      5/15/2011           390
     2,000       Senior Subordinated Notes                             7.50     11/15/2014         2,040
                                                                                                --------
                                                                                                   5,999
                                                                                                --------
              STEEL (1.0%)
     2,500    AK Steel Holding Corp., Senior Notes                     7.75      6/15/2012         2,547
     1,250    Metals USA, Inc., Senior Secured Notes                  11.13     12/01/2015         1,387
     2,000    Ryerson Tull, Inc., Senior Notes, Series B               8.25     12/15/2011         2,000
                                                                                                --------
                                                                                                   5,934
                                                                                                --------
              Total Materials                                                                     38,176
                                                                                                --------
              TELECOMMUNICATION SERVICES (2.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
     1,000    LCI International, Inc., Senior Notes                    7.25      6/15/2007         1,007
     5,000    Qwest Capital Funding, Inc., Notes                       7.25      2/15/2011         5,144
              Qwest Communications International, Inc.,
     2,000       Senior Notes                                          8.87(b)   2/15/2009         2,032
     2,000       Senior Notes                                          7.25      2/15/2011         2,055
                                                                                                --------
                                                                                                  10,238
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     1,000    American Tower Corp., Senior Notes                       7.50      5/01/2012         1,040
     2,000    IPCS, Inc., Senior Notes                                11.50      5/01/2012         2,220
       250    Nextel Partners, Inc., Senior Notes                      8.13      7/01/2011           262
                                                                                                --------
                                                                                                   3,522
                                                                                                --------
              Total Telecommunication Services                                                    13,760
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              UTILITIES (2.5%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
    $  912    FPL Energy National Wind Portfolio, LLC,
                 Senior Secured Bonds(a)                               6.13%     3/25/2019      $    889
       792    FPL Energy Wind Funding, LLC, Notes(a)                   6.88      6/27/2017           796
       697    Sierra Pacific Resources, Senior Notes                   8.63      3/15/2014           757
                                                                                                --------
                                                                                                   2,442
                                                                                                --------
              GAS UTILITIES (0.1%)
       500    Southern Star Central Corp., Senior Notes                6.75      3/01/2016           501
                                                                                                --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
     2,000    Dynegy Holdings, Inc., Senior Unsecured Notes            8.38      5/01/2016         2,123
     4,000    Mirant Corp., Senior Notes                               8.30      5/01/2011         4,105
              NRG Energy, Inc.,
     1,000       Senior Notes                                          7.38      2/01/2016         1,005
     1,000       Senior Notes                                          7.38      1/15/2017           999
                                                                                                --------
                                                                                                   8,232
                                                                                                --------
              MULTI-UTILITIES (0.6%)
       250    MSW Energy Holdings II, LLC, Senior
                 Secured Notes, Series B                               7.38      9/01/2010           260
       250    MSW Energy Holdings, LLC, Senior
                 Secured Notes, Series B                               8.50      9/01/2010           262
     1,500    Reliant Energy, Inc., Senior Secured Notes               6.75     12/15/2014         1,481
     1,722    Tenaska Oklahoma, LP, Senior Secured Notes(a)            6.53     12/30/2014         1,683
                                                                                                --------
                                                                                                   3,686
                                                                                                --------
              Total Utilities                                                                     14,861
                                                                                                --------
              Total Corporate Obligations (cost: $398,099)                                       407,884
                                                                                                --------
              EURODOLLAR AND YANKEE OBLIGATIONS (17.6%)(l)

              CONSUMER DISCRETIONARY (2.3%)
              -----------------------------
              BROADCASTING & CABLE TV (2.3%)
     4,000    Cablemas S.A. de C.V., Senior
                 Guaranteed Notes(a)                                   9.38     11/15/2015         4,435
              NTL Cable plc,
     2,000       Senior Notes                                          8.75      4/15/2014         2,085
     1,500       Senior Notes                                          9.75      4/15/2014         3,116
     3,000    UPC Holding B.V., Senior Notes(a)                        7.75      1/15/2014         3,964
                                                                                                --------
              Total Consumer Discretionary                                                        13,600
                                                                                                --------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.4%)
              -----------------------
              DRUG RETAIL (0.4%)
    $2,100    Jean Coutu Group PJC, Inc., Senior
                 Subordinated Notes                                    8.50%     8/01/2014      $  2,197
                                                                                                --------
              ENERGY (1.1%)
              -------------
              OIL & GAS DRILLING (0.1%)
       782    Delek & Avner-Yam Tethys Ltd.,
                 Secured Notes(a)                                      5.33      8/01/2013           764
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.5%)
     2,800    Compagnie Generale de Geophysique,
                 Senior Notes                                          7.50      5/15/2015         2,831
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     3,000    Compton Petroleum Finance Corp.,
                 Senior Notes                                          7.63     12/01/2013         2,902
                                                                                                --------
              Total Energy                                                                         6,497
                                                                                                --------
              FINANCIALS (5.0%)
              -----------------
              DIVERSIFIED BANKS (0.9%)
     2,000    Standard Chartered plc, Subordinated Notes(a)            6.41              -(t)      1,971
     1,000    Sumitomo Mitsui Financial Group Preferred
                 Capital, Bonds(a)                                     6.08              -(t)        995
     2,000    UFJ Finance Aruba AEC, Notes                             8.75              -(u)      2,102
                                                                                                --------
                                                                                                   5,068
                                                                                                --------
              LIFE & HEALTH INSURANCE (0.7%)
     4,000    AXA S.A., Subordinated Bonds(a)                          6.46              -(t)      3,914
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
     2,000    ZFS Finance USA Trust II, Bonds(a)                       6.45     12/15/2065(t)      2,029
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (0.5%)
     3,000    Catlin Insurance Co. Ltd., Notes(a)                      7.25              -(t)      3,036
                                                                                                --------
              REGIONAL BANKS (0.5%)
     2,000    Glitnir Banki hf, Notes(a)                               7.45              -(t)      2,101
     1,000    Kaupthing Bank hf, Notes(a)                              7.13      5/19/2016         1,058
                                                                                                --------
                                                                                                   3,159
                                                                                                --------

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JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              REINSURANCE (2.0%)
    $1,000    Allied World Assurance Holdings Ltd.,
                 Senior Notes                                          7.50%     8/01/2016      $  1,076
     3,000    Montpelier Re Holdings Ltd., Senior Notes                6.13      8/15/2013         2,919
     2,000    Platinum Underwriters Finance, Inc., Notes,
                 Series B                                              7.50      6/01/2017         2,095
     4,000    PXRE Capital Trust I, Pass-Through Certificates          8.85      2/01/2027         4,010
     2,000    Stingray Pass-Through Trust Certificates(a)              5.90      1/12/2015         1,880
                                                                                                --------
                                                                                                  11,980
                                                                                                --------
              Total Financials                                                                    29,186
                                                                                                --------
              INDUSTRIALS (2.0%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
     2,000    Bombardier, Inc., Unsecured Notes(a)                     6.75      5/01/2012         1,990
                                                                                                --------
              MARINE (0.2%)
              Stena AB,
       500       Senior Notes                                          9.63     12/01/2012           540
     1,000       Senior Notes                                          7.00     12/01/2016           987
                                                                                                --------
                                                                                                   1,527
                                                                                                --------
              RAILROADS (1.5%)
     8,000    Kansas City Southern de Mexico, S.A. de C.V.,
                 Senior Notes(h)                                       9.38      5/01/2012         8,560
                                                                                                --------
              Total Industrials                                                                   12,077
                                                                                                --------
              INFORMATION TECHNOLOGY (1.0%)
              -----------------------------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.5%)
     2,250    Sensata Technologies B.V., Senior
                 Subordinated Notes(a)                                 9.00      5/01/2016         2,969
                                                                                                --------
              SEMICONDUCTORS (0.5%)
     1,750    New Asat Finance Ltd., Senior Notes                      9.25      2/01/2011         1,628
     1,000    NXP B.V./NXP Funding, LLC, Senior
                 Secured Notes(a)                                      7.88     10/15/2014         1,042
                                                                                                --------
                                                                                                   2,670
                                                                                                --------
              Total Information Technology                                                         5,639
                                                                                                --------

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (4.2%)
              ----------------
              ALUMINUM (0.2%)
    $1,000    Novelis, Inc., Senior Notes                              7.25%     2/15/2015      $  1,032
                                                                                                --------
              COMMODITY CHEMICALS (0.1%)
       650    BCP Crystal US Holdings Corp., Senior
                 Subordinated Notes                                    9.63      6/15/2014           720
                                                                                                --------
              DIVERSIFIED CHEMICALS (0.5%)
     3,000    INEOS Group Holdings plc, Notes(a)                       8.50      2/15/2016         2,899
                                                                                                --------
              DIVERSIFIED METALS & MINING (0.2%)
     1,000    Glencore Funding, LLC, Notes(a)                          6.00      4/15/2014           970
                                                                                                --------
              FOREST PRODUCTS (0.5%)
     3,500    Ainsworth Lumber Co. Ltd., Senior Notes                  7.25     10/01/2012         2,782
                                                                                                --------
              PAPER PACKAGING (0.7%)
              JSG Funding plc,
     2,000       Senior Notes                                          9.63     10/01/2012         2,140
     2,000       Senior Subordinated Notes                             7.75      4/01/2015         2,035
                                                                                                --------
                                                                                                   4,175
                                                                                                --------
              PAPER PRODUCTS (1.5%)
     2,000    Abitibi-Consolidated Co. of Canada, Notes                6.00      6/20/2013         1,758
     2,000    Abitibi-Consolidated, Inc., Senior Notes(d)              8.38      4/01/2015         1,955
     2,098    Cascades, Inc., Senior Notes                             7.25      2/15/2013         2,108
     3,000    Domtar, Inc., Notes                                      5.38     12/01/2013         2,738
       518    Fraser Papers, Inc., Senior Notes                        8.75      3/15/2015           492
                                                                                                --------
                                                                                                   9,051
                                                                                                --------
              SPECIALTY CHEMICALS (0.5%)
     3,000    Nell AF S.a.r.l., Senior Notes(a)                        8.38      8/15/2015         3,135
                                                                                                --------
              Total Materials                                                                     24,764
                                                                                                --------
              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (1.6%)
       250    Intelsat Bermuda Ltd., Senior Notes(a)                   8.87(b)   1/15/2015           256
       500    Intelsat Bermuda Ltd., Senior Unsecured
                 Guaranteed Term Loan(i),(k)                           7.86(b)   2/01/2014           504

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              Intelsat Ltd.,
    $4,000       Senior Notes(a)                                      11.25%     6/15/2016      $  4,530
     4,150       Senior Notes                                          5.25     11/01/2008         4,067
                                                                                                --------
              Total Telecommunication Services                                                     9,357
                                                                                                --------
              Total Eurodollar and Yankee Obligations (cost: $100,304)                           103,317
                                                                                                --------
              ASSET-BACKED SECURITIES (4.6%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              FOOD RETAIL (0.8%)
     4,455    Ahold Lease USA, Inc., Pass-Through
                 Certificates, Series 2001, Class A-1(h)               7.82      1/02/2020         4,722
                                                                                                --------
              FINANCIALS (0.1%)
              -----------------
              ASSET-BACKED FINANCING (0.1%)
       631    Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                             5.73(b)   3/15/2019           600
                                                                                                --------
              INDUSTRIALS (3.7%)
              ------------------
              AIRLINES (3.7%)
              America West Airlines, Inc., Pass-Through
                 Certificates,
     1,430       Series 1998-1, Class A, EETC                          6.87      1/02/2017         1,442
       690       Series 1998-1, Class B(h)                             7.12      1/02/2017           674
     5,000    American Airlines, Inc., Pass-Through
                 Certificates, Series 2001-1, Class A-2, EETC          6.82      5/23/2011         5,028
              Continental Airlines, Inc., Pass-Through
                 Certificates,
       467       Series 2000-1, Class C-1                              8.50      5/01/2011           477
     1,491       Series 2000-2, Class A-1                              7.71      4/02/2021         1,644
       569       Series 2001-1, Class C                                7.03      6/15/2011           571
              United Airlines, Pass-Through Certificates,
     6,076       Series 2000-1(h)                                      8.03      7/01/2011         6,645
     5,078       Series 2000-1, Class A-1                              7.78      1/01/2014         5,230
                                                                                                --------
              Total Industrials                                                                   21,711
                                                                                                --------
              Total Asset-Backed Securities (cost: $24,018)                                       27,033
                                                                                                --------

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JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                           COUPON                        VALUE
     (000)    SECURITY                                                 RATE       MATURITY         (000)
--------------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (0.4%)

              FINANCIALS (0.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
    $1,978    Banc of America Commercial Mortgage, Inc.,
                 Commercial Mortgage Pass-Through
                 Certificates, Series 2005-6(a)                        5.94%(b)  9/10/2047      $  1,852
                                                                                                --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (0.1%)(m)
     8,045    Credit Suisse First Boston Corp.,
                 Series 1998-C1, Class AX (acquired
                 6/13/2003; cost $391)(n)                              0.98(b)   5/17/2040           209
                                                                                                --------
              Total Financials                                                                     2,061
                                                                                                --------
              Total Commercial Mortgage Securities (cost: $2,068)                                  2,061
                                                                                                --------
              MUNICIPAL BONDS (0.2%)

              SPECIAL ASSESSMENT/TAX/FEE (0.2%)
     1,000    Short Pump Town Center Community
                 Development Auth., VA, RB(a)(cost: $1,000)            6.26      2/01/2009         1,003
                                                                                                --------

    NUMBER
 OF SHARES
----------
              EQUITY SECURITIES (6.0%)

              COMMON STOCKS (2.9%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              BROADCASTING & CABLE TV (0.3%)
    45,000    Charter Communications, Inc. "A"*                                                      157
    20,000    Comcast Corp. "A"*                                                                     886
    33,094    RCN Corp.*                                                                             983
                                                                                                --------
                                                                                                   2,026
                                                                                                --------
              CASINOS & GAMING (0.1%)
     6,000    Harrah's Entertainment, Inc.                                                           507
                                                                                                --------
              Total Consumer Discretionary                                                         2,533
                                                                                                --------
              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
    20,000    Reddy Ice Holdings, Inc.                                                               519
                                                                                                --------

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TOBACCO (0.1%)
    15,000    UST, Inc.                                                                         $    861
                                                                                                --------
              Total Consumer Staples                                                               1,380
                                                                                                --------
              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    20,000    OMI Corp.                                                                              441
                                                                                                --------
              FINANCIALS (1.0%)
              -----------------
              MULTI-LINE INSURANCE (0.1%)
     5,000    American International Group, Inc.                                                     342
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    15,000    Bank of America Corp.                                                                  789
    10,000    Citigroup, Inc.                                                                        551
                                                                                                --------
                                                                                                   1,340
                                                                                                --------
              REGIONAL BANKS (0.1%)
     5,000    City National Corp.                                                                    360
                                                                                                --------
              REITs - OFFICE (0.2%)
    25,000    Maguire Properties, Inc.                                                             1,086
                                                                                                --------
              REITs - SPECIALIZED (0.3%)
    10,000    Entertainment Properties Trust                                                         649
    20,000    Strategic Hotel Capital, Inc.                                                          430
    30,000    Sunstone Hotel Investors, Inc.                                                         849
                                                                                                --------
                                                                                                   1,928
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
    20,000    Washington Mutual, Inc.                                                                892
                                                                                                --------
              Total Financials                                                                     5,948
                                                                                                --------
              HEALTH CARE (0.4%)
              ------------------
              HEALTH CARE FACILITIES (0.2%)
    10,000    Community Health Systems, Inc.*                                                        357
    10,000    Triad Hospitals, Inc.*                                                                 425
                                                                                                --------
                                                                                                     782
                                                                                                --------

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JANUARY 31, 2007 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.2%)
    10,000    Merck & Co., Inc.                                                                 $    448
    30,000    Pfizer, Inc.                                                                           787
                                                                                                --------
                                                                                                   1,235
                                                                                                --------
              Total Health Care                                                                    2,017
                                                                                                --------
              INDUSTRIALS (0.1%)
              ------------------
              BUILDING PRODUCTS (0.1%)
    20,000    Masco Corp.                                                                            640
                                                                                                --------
              MATERIALS (0.2%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
    10,000    Lyondell Chemical Co.                                                                  316
                                                                                                --------
              DIVERSIFIED METALS & MINING (0.1%)
    10,000    Compass Minerals International, Inc.                                                   310
                                                                                                --------
              STEEL (0.1%)
    20,000    Worthington Industries, Inc.                                                           384
                                                                                                --------
              Total Materials                                                                      1,010
                                                                                                --------

              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    70,000    Citizens Communications Co.                                                          1,026
    30,000    Iowa Telecommunication Services, Inc.                                                  603
    60,000    Windstream Corp.                                                                       893
                                                                                                --------
              Total Telecommunication Services                                                     2,522
                                                                                                --------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
    15,000    American Electric Power Co., Inc.                                                      653
                                                                                                --------
              Total Common Stocks (cost: $13,439)                                                 17,144
                                                                                                --------

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JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL
   AMOUNT                                                                                         MARKET
  $(000)/                                                                                          VALUE
   SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (3.1%)

              CONSUMER STAPLES (0.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
    20,000    Dairy Farmers of America, Inc., 7.875%, cumulative
                 redeemable, perpetual(a)                                                       $  2,027
                                                                                                --------
              FINANCIALS (2.5%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.4%)
    20,000    Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                               2,129
                                                                                                --------
              REINSURANCE (0.8%)
    40,000    Arch Capital Group Ltd., 8.00%, perpetual                                            1,054
    20,000    Endurance Specialty Holdings Ltd., Series A, 7.75%,
                 non-cumulative, perpetual                                                           525
     1,000    Ram Holdings Ltd., Series A, 7.50%, non-cumulative(a)                                1,007
    $2,000    Swiss Re Capital I L.P., 6.85%, perpetual(a)                                         2,097
                                                                                                --------
                                                                                                   4,683
                                                                                                --------
              REITs - INDUSTRIAL (0.1%)
    30,000    AMB Property Corp., Series O, 7.00%,
                 cumulative redeemable, perpetual                                                    780
                                                                                                --------
              REITs - OFFICE (0.2%)
    20,000    Maguire Properties, Inc., Series A, 7.625%,
                 cumulative redeemable, perpetual                                                    506
    20,000    Parkway Properties, Inc., Series D, 8.00%,
                 cumulative redeemable, perpetual                                                    511
    20,000    SL Green Realty Corp., Series C, 7.625%, perpetual                                     517
                                                                                                --------
                                                                                                   1,534
                                                                                                --------
              REITs - RETAIL (0.2%)
    20,000    New Plan Excel Realty Trust, Inc., depositary shares, Series "E",
                 7.625%, cumulative redeemable, perpetual                                            512
    20,000    Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                         514
                                                                                                --------
                                                                                                   1,026
                                                                                                --------
              REITs - SPECIALIZED (0.6%)
    70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                               1,770
    40,000    Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative
                 redeemable, perpetual                                                             1,012
    20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                             524
                                                                                                --------
                                                                                                   3,306
                                                                                                --------

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JANUARY 31, 2007 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.2%)
    40,000    Sovereign Capital Trust V, 7.75%, Capital Securities                              $  1,081
                                                                                                --------
              Total Financials                                                                    14,539
                                                                                                --------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    30,000    Crown Castle International Corp., 6.25%,
                 cumulative redeemable(o)                                                          1,680
                                                                                                --------
              Total Preferred Securities (cost: $17,326)                                          18,246
                                                                                                --------
              WARRANTS (0.0%)(j),(p)

              CONSUMER DISCRETIONARY (0.0%)(j)
              --------------------------------
              BROADCASTING & CABLE TV (0.0%)(j)
       250    Ono Finance plc, Equity Value Certificates (acquired 7/16/2001;
                 cost $0)*(a),(g),(n)                                                                  -
                                                                                                --------
              Total Equity Securities (cost: $30,765)                                             35,390
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (1.2%)

              COMMERCIAL PAPER (1.2%)

              FINANCIALS (1.2%)
              -----------------
              THRIFTS & MORTGAGE FINANCE (1.2%)
    $6,872    Countrywide Financial Corp., 5.30%, 2/01/2007                                        6,872
                                                                                                --------
              Total Money Market Instruments (cost: $6,872)                                        6,872
                                                                                                --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.2%)

              REPURCHASE AGREEMENTS (1.2%)(q)
     2,000    Credit Suisse First Boston, LLC, 5.26%, acquired on 1/31/2007 and due 2/01/2007 at $2,000 (collateralized by $2,040 of Federal
                 Home Loan Bank Bonds(r), 5.45%, due 1/23/2009; market
                 value $2,042)                                                                     2,000

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JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL                                                                                        MARKET
    AMOUNT                                                                                         VALUE
     (000)    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    $5,000    Deutsche Bank Securities, Inc., 5.26%, acquired on 1/31/2007 and due 2/01/2007 at $5,000 (collateralized by $5,216 of
                 Federal Farm Credit Bank Bonds(r), 4.30%, due 11/15/2010;
                 market value $5,100)                                                           $  5,000
                                                                                                --------
              Total Repurchase Agreements                                                          7,000
                                                                                                --------
    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.0%)(j)
   113,988    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(s)                        114
                                                                                                --------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $7,114)                                             7,114
                                                                                                --------

              TOTAL INVESTMENTS (COST: $570,240)                                                $590,674
                                                                                                ========

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 18.8% of net assets at January 31, 2007.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2007.

         (c) Currently the issuer is in default with respect to interest and/or principal payments.

         (d) The security or a portion thereof was out on loan as of January 31, 2007.

         (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

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USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

         (f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (g) Security was fair valued at January 31, 2007, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (h) At January 31, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (i) At January 31, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $1,756,000, which included when-issued securities of $1,252,000.

         (j) Represents less than 0.1% of net assets.

         (k) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2007. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.

         (l) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

         (m) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield

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           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

             based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (n) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2007, was $209,000, which represented 0.1% of the Fund's net assets.

         (o) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (p) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (q) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (r) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

         (s) Rate represents the money market fund annualized seven-day yield at January 31, 2007.

         (t) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

         (u) Security is perpetual and has no final maturity date.

         * Non-income-producing security for the 12 months preceding January 31, 2007.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             EETC   Enhanced Equipment Trust Certificate

             MTN    Medium-Term Note

             RB     Revenue Bond

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including
      securities on loan of $6,900) (identified cost of $570,240)      $590,674
   Cash                                                                   2,247
   Receivables:
      Capital shares sold                                                 1,031
      Dividends and interest                                             10,266
      Securities sold                                                     2,253
      Other                                                                   2
                                                                       --------
         Total assets                                                   606,473
                                                                       --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                    7,202
      Securities purchased                                               13,014
      Capital shares redeemed                                               490
   Accrued management fees                                                  241
   Accrued transfer agent's fees                                             29
   Other accrued expenses and payables                                       59
                                                                       --------
         Total liabilities                                               21,035
                                                                       --------
            Net assets applicable to capital shares outstanding        $585,438
                                                                       ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                     $570,458
   Accumulated undistributed net investment income                          651
   Accumulated net realized loss on investments                          (6,106)
   Net unrealized appreciation of investments                            20,434
   Net unrealized appreciation of foreign currency translations               1
                                                                       --------
            Net assets applicable to capital shares outstanding        $585,438
                                                                       ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                           65,320
                                                                       ========
   Net asset value, redemption price, and offering price per share     $   8.96
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                $   837
   Interest                                                  19,353
   Securities lending (net)                                      55
                                                            -------
      Total income                                           20,245
                                                            -------
EXPENSES
   Management fees                                            1,331
   Administration and servicing fees                            385
   Transfer agent's fees                                        504
   Custody and accounting fees                                   64
   Postage                                                       51
   Shareholder reporting fees                                    42
   Trustees' fees                                                 5
   Registration fees                                             15
   Professional fees                                             34
   Other                                                          6
                                                            -------
      Total expenses                                          2,437
   Expenses paid indirectly                                      (9)
                                                            -------
      Net expenses                                            2,428
                                                            -------
NET INVESTMENT INCOME                                        17,817
                                                            -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                          1,828
   Change in net unrealized appreciation/depreciation        19,139
                                                            -------
      Net realized and unrealized gain                       20,967
                                                            -------
Increase in net assets resulting from operations            $38,784
                                                            =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2007 (UNAUDITED),
AND YEAR ENDED JULY 31, 2006

                                                               1/31/2007    7/31/2006
                                                               ----------------------
FROM OPERATIONS
   Net investment income                                        $ 17,817     $ 27,303
   Net realized gain (loss) on investments                         1,828       (1,785)
   Net realized loss on foreign currency transactions                  -          (43)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 19,139       (6,915)
      Foreign currency translations                                    -           18
                                                                ---------------------
         Increase in net assets resulting from operations         38,784       18,578
                                                                ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (17,454)     (27,045)
                                                                ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     157,558      224,008
   Reinvested dividends                                           15,364       22,964
   Cost of shares redeemed                                       (62,073)     (91,995)
                                                                ---------------------
      Increase in net assets from capital share transactions     110,849      154,977
                                                                ---------------------
Net increase in net assets                                       132,179      146,510

NET ASSETS
   Beginning of period                                           453,259      306,749
                                                                ---------------------
   End of period                                                $585,438     $453,259
                                                                =====================
Accumulated undistributed net investment income:
   End of period                                                $    651     $    288
                                                                =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    17,827       25,844
   Shares issued for dividends reinvested                          1,742        2,661
   Shares redeemed                                                (7,048)     (10,616)
                                                                ---------------------
      Increase in shares outstanding                              12,521       17,889
                                                                =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Debt  securities  are  valued  each  business  day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

                 to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              4. Debt securities  purchased with original  maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements  are valued  at cost,  which approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

                 duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

              repurchase   agreement.    The   Fund's   Manager   monitors   the
              creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of  securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of  securities, other  assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

              foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2007, net outstanding delayed-delivery commitments, including interest
              purchased,   for  the  Fund  were   $1,900,000,   which   included
              when-issued securities of $1,402,000. Also, included in these amounts is $152,000, for securities which were sold prior to January 31, 2007.

           G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2007, these custodian and other bank credits reduced the Fund's expenses by $9,000.

           H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 83% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2007. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

              equivalent quality if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

           I. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

         temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2006, the Fund had capital loss carryovers of $6,018,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

         between 2011 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

          CAPITAL LOSS CARRYOVERS
----------------------------------------
 EXPIRES                        BALANCE
---------                     ----------
  2011                        $5,956,000
  2014                            62,000
                              ----------
                      Total   $6,018,000
                              ==========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2007, were $197,843,000 and $73,602,000, respectively.

         As of January 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2007, were $22,139,000 and $1,705,000, respectively, resulting in net unrealized appreciation of $20,434,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80%

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

         and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2007, the Fund received securities-lending income of $55,000, which is net of the 20% income retained by Wachovia. As of January 31, 2007, the Fund loaned securities having a fair market value of approximately $6,900,000 and received cash collateral of $7,202,000 for the loans. Of this amount, $7,114,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $88,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

              performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended January 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $1,331,000, which included a performance adjustment of $49,000 that increased the base management fee of 0.50% by 0.02%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

              paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $385,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2007, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2007, the Fund did not incur any reimbursable expenses.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $504,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has recently begun to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

              As of January 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                         JANUARY 31,                       YEAR ENDED JULY 31,
                                        ---------------------------------------------------------------------------------
                                            2007              2006          2005         2004          2003          2002
                                        ---------------------------------------------------------------------------------
Net asset value at
   beginning of period                  $   8.58          $   8.79      $   8.54     $   8.18      $   7.23       $  8.95
                                        ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                     .30               .60           .61          .64           .69           .83
   Net realized and
      unrealized gain (loss)                 .38              (.21)          .25          .36           .95         (1.72)
                                        ---------------------------------------------------------------------------------
Total from investment operations             .68               .39           .86         1.00          1.64          (.89)
                                        ---------------------------------------------------------------------------------
Less distributions:
   From net investment income               (.30)             (.60)         (.61)        (.64)         (.69)         (.83)
                                        ---------------------------------------------------------------------------------
Net asset value at end of period        $   8.96          $   8.58      $   8.79     $   8.54      $   8.18       $  7.23
                                        =================================================================================
Total return (%)*                           8.03              4.59         10.36        12.44         23.85        (10.70)
Net assets at end of period (000)       $585,438          $453,259      $306,749     $184,495      $106,988       $53,745
Ratio of expenses to
   average net assets (%)**(b),(c)           .95(a)            .95           .95          .99          1.00          1.00
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(b)                   .95(a)            .95           .95          .99          1.08          1.12
Ratio of net investment income
   to average net assets (%)**              6.93(a)           7.04          7.03         7.51          9.06          9.95
Portfolio turnover (%)                     14.91             35.39         29.52        55.24        105.30         96.63

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2007, average net assets were $509,672,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the Fund's average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2006, through January 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
              (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2007 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING               ENDING               DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2006 -
                                  AUGUST 1, 2006        JANUARY 31, 2007         JANUARY 31, 2007
                                  ---------------------------------------------------------------
Actual                              $1,000.00              $1,080.30                 $4.98

Hypothetical
  (5% return before expenses)        1,000.00               1,020.42                  4.84

         *Expenses are equal to the Fund's annualized expense ratio of 0.95%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.03% for the six-month period of August 1, 2006, through January 31, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

-------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40051-0307                                   (C)2007, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MARCH 21, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MARCH 22, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MARCH 22, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.